Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,244,268	¥ 1,115,987
Total gains (losses) for the period included in earnings, Assets		151,565	87,733
Total gains (losses) for the period included in other comprehensive income, Assets		50,930	48,089
Purchases, Assets		1,046,199	763,866
Issues, Assets		(3,929)	(4,889)
Sales, Assets		(503,790)	(319,038)
Settlements, Assets		(467,906)	(394,876)
Transfers into Level 3, Assets	[1]	108,154	32,434
Transfers out of Level 3, Assets	[1]	(296,909)	(85,038)
Level 3 assets, Ending balance		1,328,582	1,244,268
Change in unrealized gains (losses) included in earnings for assets still held at period end		117,755	51,842
Level 3 liabilities, Beginning balance		92,867	121,932
Total gains (losses) for the period included in earnings, Liabilities		(48,852)	(19,097)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(3,456)	(24,145)
Purchases, Liabilities		305
Issues, Liabilities		¥ 554	¥ 302
Sales, Liabilities
Settlements, Liabilities		¥ (42,139)	¥ (28,498)
Transfers into Level 3, Liabilities	[1]	8,423	(10)
Transfers out of Level 3, Liabilities	[1]	(76,025)	(44,101)
Level 3 liabilities, Ending balance		36,293	92,867
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(13,945)	(10,707)
Obligation to return securities received as collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Purchases, Liabilities		305
Settlements, Liabilities		(305)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		92,867	121,932
Total gains (losses) for the period included in earnings, Liabilities	[2]	(48,852)	(19,097)
Total gains (losses) for the period included in other comprehensive income, Liabilities		(3,456)	(24,145)
Issues, Liabilities		554	302
Settlements, Liabilities		(41,834)	(28,498)
Transfers into Level 3, Liabilities	[1]	8,423	(10)
Transfers out of Level 3, Liabilities	[1]	(76,025)	(44,101)
Level 3 liabilities, Ending balance		36,293	92,867
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[2]	(13,945)	(10,707)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	658,917	631,113
Total gains (losses) for the period included in earnings, Assets	[3],[4]	113,247	50,809
Purchases, Assets	[3]	765,670	499,143
Sales, Assets	[3]	(461,312)	(302,363)
Settlements, Assets	[3]	(169,549)	(173,816)
Transfers into Level 3, Assets	[1],[3]	97,159	12,574
Transfers out of Level 3, Assets	[1],[3]	(143,714)	(58,543)
Level 3 assets, Ending balance	[3]	860,418	658,917
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	94,456	36,144
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15,450	96,255
Total gains (losses) for the period included in earnings, Assets		12,980	4,905
Purchases, Assets		119,117	65,828
Sales, Assets		(62,758)	(72,059)
Settlements, Assets		(69,405)	(32,354)
Transfers into Level 3, Assets	[1]	51,849	2,414
Transfers out of Level 3, Assets	[1]	(1,036)	(49,539)
Level 3 assets, Ending balance		66,197	15,450
Change in unrealized gains (losses) included in earnings for assets still held at period end		9,331	232
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		132,518	77,089
Total gains (losses) for the period included in earnings, Assets		5,810	4,916
Purchases, Assets		66,604	100,011
Sales, Assets		(3,207)	(43,326)
Settlements, Assets		(8,252)	(7,242)
Transfers into Level 3, Assets	[1],[5]	45,300	10,074
Transfers out of Level 3, Assets	[1],[5]	(141,855)	(9,004)
Level 3 assets, Ending balance		96,918	132,518
Change in unrealized gains (losses) included in earnings for assets still held at period end		4,653	4,922
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		11,601	9,881
Total gains (losses) for the period included in earnings, Assets		7,855	1,187
Purchases, Assets		216,367	83,179
Sales, Assets		(188,947)	(81,698)
Settlements, Assets		(7,323)	(948)
Transfers out of Level 3, Assets	[1]	(823)
Level 3 assets, Ending balance		38,730	11,601
Change in unrealized gains (losses) included in earnings for assets still held at period end		5,785	702
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		439,664	396,071
Total gains (losses) for the period included in earnings, Assets		79,961	32,794
Purchases, Assets		349,105	245,342
Sales, Assets		(197,526)	(101,271)
Settlements, Assets		(84,569)	(133,272)
Level 3 assets, Ending balance		586,635	439,664
Change in unrealized gains (losses) included in earnings for assets still held at period end		69,443	27,252
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		32,565	29,526
Total gains (losses) for the period included in earnings, Assets		5,247	3,039
Level 3 assets, Ending balance		37,812	32,565
Change in unrealized gains (losses) included in earnings for assets still held at period end		5,247	3,039
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		27,119	22,291
Total gains (losses) for the period included in earnings, Assets		1,394	3,968
Purchases, Assets		14,477	4,783
Sales, Assets		(8,874)	(4,009)
Transfers into Level 3, Assets	[1]	10	86
Level 3 assets, Ending balance		34,126	27,119
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3)	(3)
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		8,864	(20,466)
Total gains (losses) for the period included in earnings, Assets	[4]	29,689	30,791
Total gains (losses) for the period included in other comprehensive income, Assets		662	(3,463)
Purchases, Assets		5,745	4,732
Issues, Assets		(3,929)	(4,889)
Settlements, Assets		(3,851)	(2,252)
Transfers into Level 3, Assets	[1]	9,026	15,116
Transfers out of Level 3, Assets	[1]	(6,956)	(10,705)
Level 3 assets, Ending balance		39,250	8,864
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	24,869	15,146
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		13,676	(2,250)
Total gains (losses) for the period included in earnings, Assets		17,473	19,554
Total gains (losses) for the period included in other comprehensive income, Assets		344	714
Purchases, Assets		37	878
Issues, Assets		(23)
Settlements, Assets		(349)	(4,762)
Transfers into Level 3, Assets	[1]	2,780	6,712
Transfers out of Level 3, Assets	[1]	(4,864)	(7,170)
Level 3 assets, Ending balance		29,074	13,676
Change in unrealized gains (losses) included in earnings for assets still held at period end		7,124	14,695
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(7,038)	(16,806)
Total gains (losses) for the period included in earnings, Assets		10,164	9,615
Total gains (losses) for the period included in other comprehensive income, Assets		159	(3,835)
Purchases, Assets		4,358	770
Issues, Assets		(2,009)	(1,215)
Settlements, Assets		(984)	(431)
Transfers into Level 3, Assets	[1]	6,246	8,432
Transfers out of Level 3, Assets	[1]	(2,495)	(3,568)
Level 3 assets, Ending balance		8,401	(7,038)
Change in unrealized gains (losses) included in earnings for assets still held at period end		14,964	460
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		4,195	1,381
Total gains (losses) for the period included in earnings, Assets		4,924	4,125
Total gains (losses) for the period included in other comprehensive income, Assets		274	34
Purchases, Assets		449	1,323
Issues, Assets		(449)	(1,323)
Settlements, Assets		(3,487)	(1,345)
Level 3 assets, Ending balance		5,906	4,195
Change in unrealized gains (losses) included in earnings for assets still held at period end		4,700	202
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(622)	(804)
Total gains (losses) for the period included in earnings, Assets		(484)	109
Total gains (losses) for the period included in other comprehensive income, Assets		84	(10)
Purchases, Assets		901	1,761
Issues, Assets		(1,448)	(2,351)
Settlements, Assets		233	668
Transfers into Level 3, Assets	[1]		(28)
Transfers out of Level 3, Assets	[1]	403	33
Level 3 assets, Ending balance		(933)	(622)
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,356	809
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(1,347)	(1,987)
Total gains (losses) for the period included in earnings, Assets		(2,388)	(2,612)
Total gains (losses) for the period included in other comprehensive income, Assets		(199)	(366)
Settlements, Assets		736	3,618
Level 3 assets, Ending balance		(3,198)	(1,347)
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,275)	(1,020)
Investment Securities, Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		544,688	472,127
Total gains (losses) for the period included in earnings, Assets	[6]	(2,958)	3,950
Total gains (losses) for the period included in other comprehensive income, Assets		50,268	51,538
Purchases, Assets		272,001	256,776
Sales, Assets		(23,691)	(10,961)
Settlements, Assets		(294,201)	(218,806)
Transfers into Level 3, Assets	[1]	1,969	4,744
Transfers out of Level 3, Assets	[1]	(146,239)	(14,680)
Level 3 assets, Ending balance		401,837	544,688
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(2,946)	(869)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		151,647	148,722
Total gains (losses) for the period included in other comprehensive income, Assets		5,469	3,393
Purchases, Assets		1,942	5,574
Settlements, Assets		(2,241)	(6,042)
Transfers out of Level 3, Assets	[1]	(127,168)
Level 3 assets, Ending balance		29,649	151,647
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		75,849	92,846
Total gains (losses) for the period included in earnings, Assets		(551)	4,059
Total gains (losses) for the period included in other comprehensive income, Assets		(312)	(51)
Purchases, Assets		9,231	5,046
Sales, Assets		(6,053)	(1,367)
Settlements, Assets		(41,778)	(14,772)
Transfers into Level 3, Assets	[1],[5]	1,969	4,744
Transfers out of Level 3, Assets	[1],[5]	(19,071)	(14,656)
Level 3 assets, Ending balance		19,284	75,849
Change in unrealized gains (losses) included in earnings for assets still held at period end		(2,966)	(873)
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		19,258	21,492
Total gains (losses) for the period included in earnings, Assets		11	3
Total gains (losses) for the period included in other comprehensive income, Assets		192	83
Purchases, Assets			3,015
Sales, Assets		(17,638)	(609)
Settlements, Assets		(1,730)	(4,726)
Level 3 assets, Ending balance		93	19,258
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,112	39
Total gains (losses) for the period included in other comprehensive income, Assets		747	(153)
Purchases, Assets			3,265
Sales, Assets			(39)
Settlements, Assets		(74)
Level 3 assets, Ending balance		3,785	3,112
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		109,876	102,250
Total gains (losses) for the period included in earnings, Assets		(2,418)	(120)
Total gains (losses) for the period included in other comprehensive income, Assets		20,328	17,636
Purchases, Assets		242,349	178,735
Sales, Assets			(8,751)
Settlements, Assets		(203,412)	(179,874)
Level 3 assets, Ending balance		166,723	109,876
Change in unrealized gains (losses) included in earnings for assets still held at period end		20	4
Investment Securities, Available-for-sale Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		184,946	106,714
Total gains (losses) for the period included in other comprehensive income, Assets		23,844	30,630
Purchases, Assets		18,479	61,118
Sales, Assets			(195)
Settlements, Assets		(44,966)	(13,321)
Level 3 assets, Ending balance		182,303	184,946
Investment Securities, Available-for-sale Securities [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			64
Total gains (losses) for the period included in earnings, Assets			8
Purchases, Assets			23
Settlements, Assets			(71)
Transfers out of Level 3, Assets	[1]		(24)
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		26,201	24,795
Total gains (losses) for the period included in earnings, Assets	[2]	9,826	1,751
Total gains (losses) for the period included in other comprehensive income, Assets			14
Purchases, Assets		2,298	2,879
Sales, Assets		(15,788)	(2,126)
Settlements, Assets			(2)
Transfers out of Level 3, Assets	[1]		(1,110)
Level 3 assets, Ending balance		22,537	26,201
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	620	1,258
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		5,598	8,418
Total gains (losses) for the period included in earnings, Assets	[2]	1,761	432
Purchases, Assets		485	336
Sales, Assets		(2,999)	(3,588)
Settlements, Assets		(305)
Level 3 assets, Ending balance		4,540	5,598
Change in unrealized gains (losses) included in earnings for assets still held at period end	[2]	¥ 756	¥ 163

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange losses-net.
[5]	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains-net.